NON-CONTROLLING INTERESTS (Tables)	12 Months Ended
Mar. 31, 2022
Disclosure of non-controlling interests [Abstract]
Schedule of Non-controlling Interests
	Henan Found	Henan Huawei	Yunxiang	Guangdong Found	New Infini	Total
Balance, April 1, 2020	$63,331	$4,702	$2,723	$(466)	$-	$70,290
Share of net income (loss)	13,210	639	219	88	(23)	14,133
Share of other comprehensive income	4,623	480	90	27	-	5,220
Acquisition of La Yesca	-	-	-	-	9,250	9,250
Contributions	-	-	-	-	2,500	2,500
Distributions	(2,600)	(639)	-	-	-	(3,239)
Balance, March 31, 2021	$78,564	$5,182	$3,032	$(351)	$11,727	$98,154
Share of net income (loss)	12,639	182	(185)	154	(140)	12,650
Share of other comprehensive income	1,732	194	68	16	-	2,010
Distributions	(3,266)	(630)	-	-	(1,200)	(5,096)
Balance, March 31, 2022	$89,669	$4,928	$2,915	$(181)	$10,387	$107,718